Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Minimum future lease payments	As of December 31, 2017, the minimum future lease payments under the Company’s Boston operating lease was as follows:

2018	$466,593
2019	311,062

Total minimum lease payments	$777,655